Document And Entity Information	Nov. 02, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 02, 2026
Entity Registrant Name	Tempus AI, Inc.
Entity Central Index Key	0001717115
Entity Emerging Growth Company	false
Entity File Number	001-42130
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	47-4903308
Entity Address, Address Line One	600 West Chicago Avenue
Entity Address, Address Line Two	Suite 510
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60654
City Area Code	800
Local Phone Number	976-5448
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	TEM
Security Exchange Name	NASDAQ